Taxation - Components of Income Before Income Tax (Benefit)/Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Components of (loss)/income before income tax expense
Income before income tax expense	¥ 2,075,603	$ 296,807	¥ 1,353,735	¥ 1,326,786
Loss from non-Mainland China operations	(179,871)		(120,072)	(86,910)
Income from Mainland China operations	2,255,474		1,473,807	1,413,696
Income tax expense applicable to Mainland China operations	377,680		231,086	239,365
Income tax expense applicable to non-Mainland China operations	(24,757)		(17)	123
PRC Withholding Tax on Dividends	45,603		22,206	21,353
Income tax expense	¥ 398,526	$ 56,988	¥ 253,275	¥ 260,841
Effective tax rate	19.20%	19.20%	18.70%	19.70%
Mainland China operations
Components of (loss)/income before income tax expense
Effective tax rate	16.70%	16.70%	15.70%	16.90%